Organization and Nature of Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Organization and Nature of Operations
Organization and Nature of Operations

Note 1. Organization and Nature of Operations

The Company

Elauwit Connection, Inc. (“Elauwit” or the “Company”) is a technology services company that specializes in providing advanced connectivity solutions for buildings by enhancing internet and network infrastructure for property owners and managers. Elauwit provides these solutions by designing and implementing high-speed internet, video, and other technology solutions to ensure seamless connectivity for residents and tenants, with the goal of putting more control in the hands of property owners and allowing them to offer a superior internet experience as a key amenity.

On September 13, 2024 (the “Closing Date”), Legacy Elauwit Connection, Inc., a Delaware corporation, incorporated in December 2019 (“Legacy Elauwit”) and DeltaMax, Inc. (“DeltaMax”), a privately-held Delaware corporation, consummated a merger transaction (the “Merger”), with DeltaMax being the legal successor or surviving corporation. As part of the Merger, DeltaMax changed its name to Elauwit Connection, Inc. and issued an aggregate of 5,000,000 Merger Shares (2,497,950 Class A and 2,502,050 Class B) to the owners of Legacy Elauwit based on a 4.11795 share exchange ratio. Prior to the Merger, DeltaMax was a non-operating shell company.

The Merger was accounted for as a reverse recapitalization, with Legacy Elauwit determined to be the accounting acquirer. Accordingly, the unaudited condensed financial statements of the Company represent a continuation of the financial statements of Legacy Elauwit, with the exception of legal capital. Periods prior to the Merger have common stock restated at the 4.11795 share exchange ratio. The accumulated deficit of Legacy Elauwit has been carried forward after the Closing. No goodwill or other intangible assets were recorded as the transaction did not constitute the acquisition of a business.

Initial Public Offering

On November 4, 2025, the Company entered into an Underwriting Agreement (the “Underwriting Agreement”) with Craig‑Hallum Capital Group LLC, as representative of the underwriters (the “Representative”), in connection with an underwritten public offering (the “Offering”) of 1,667,000 shares of common stock at a public offering price of $9.00 per share. The underwriters agreed to purchase the shares at a 7.0% discount to the public offering price, and the Company granted the Representative a 45‑day option to purchase up to an additional 250,050 shares of common stock to cover over‑allotments, if any. The Offering closed on November 6, 2025, and on November 24, 2025 the Company closed on the partial exercise of the Representative’s over-allotment option for an additional 68,989 shares of common stock. The remaining portion of the over-allotment option to purchase 181,061 shares of common stock expired unexercised upon the expiration of the 45-day option period. Gross proceeds from the Offering and the partial exercise of the over-allotment option were approximately $15.0 million and $0.6 million, respectively. The Company incurred additional offering expenses, inclusive of the underwriter discounts, of approximately $2.0 million, which were recorded as deferred offering costs and reclassified to additional paid‑in capital upon completion of the Offering.

Pursuant to the Underwriting Agreement, the Company agreed to issue to the Representative, as a portion of the underwriting compensation payable to the Representative, warrants to purchase 116,690 shares of common stock (representing 7% of the number of shares of common stock sold in the Offering) (the “Representative’s Warrants”). In connection with the closing of the partial over-allotment option exercise on November 24, 2025, the Company also issued Representative’s Warrants to purchase up to 4,830 shares of common stock to the Representative. The Representative’s Warrants are exercisable at $10.35 per share, are initially exercisable on May 2, 2026 and expire on November 2, 2030.

Put Right Conversion

Prior to the Offering, we entered into a Put-Call Agreement, as amended (the “Put-Call Agreement”), with Baron Hunter Group, LLC (“Baron Hunter”) and Steele Creek Partners LLC (“Steele Creek”), which governs certain rights between the Company and related parties regarding the purchase and sale of common stock. Baron Hunter, of which Daniel McDonough, Jr., our Executive Chairman is the managing member, and Steele Creek, of which Barry Rubens, our Chief Executive Officer is the managing member, were granted the right to sell to Elauwit (the “Put Option”) up to $1.0 million in shares of common stock at a discount of 10% below the offering price. On November 13, 2025, both Baron Hunter and Steele Creek exercised their respective Put Options. On November 14, 2025, the Company repurchased 123,456 shares of common stock from each of Baron Hunter and Steele Creek at a price of $8.10 per share, resulting in total payments of $1.0 million to each of Baron Hunter and Steele Creek.

Related Party Debt Payoff

On November 7, 2025, the Company repaid all outstanding principal and accrued interest related to the Endurance Loan (as defined below), the Endurance Business Loan (as defined below), the Endurance Promissory Note (as defined below), and the Second Endurance Promissory Note (as defined below), thereby satisfying these obligations in full. See Note 6 for additional information regarding these related party financing arrangements.

Related Party Payables Payoff

On November 7, 2025, the Company repaid the outstanding principal and interest on the Management Agreement (as defined below) and the Deferred Compensation Agreement (as defined below), thereby satisfying these obligations in their entirety. See Note 8 for additional information regarding these related party payables.

Going Concern

As of March 31, 2026, the Company had cash of approximately $3.5 million and net working capital of approximately $1.9 million. The Company has incurred recurring net losses from operations and negative cash flows from operating activities since inception, with an accumulated deficit of approximately $16.8 million as of March 31, 2026. During the three months ended March 31, 2026 the Company had used approximately $2.5 million in cash for operating activities.

These historical conditions raised substantial doubt about the Company’s ability to continue as a going concern. On November 6, 2025, the Company completed the Offering, raising gross proceeds of approximately $15.0 million. As of March 31, 2026, the Company had no required debt repayments other than scheduled monthly principal and interest payments on its outstanding promissory note with Motherlode (as defined below) and Network Service Agreements (see Notes 6 and 7).

On May 14, 2026, the Company’s entered into a new $2.0 million business loan agreement (the “May 2026 Term Loan”) with Endurance Opportunities (as defined below), an existing related-party lender. In connection with the May 2026 Term Loan, the Company issued a commercial promissory note in favor of Endurance Opportunities with a principal amount of $500 thousand (the “May 2026 Note”) and agreed to issue three additional commercial promissory notes in favor of Endurance Opportunities, each with a principal amount of $500 thousand. The May 2026 Note has a maturity date of 36 months and bears interest at 15.5% per annum on the outstanding principal balance. Monthly payments of interest are required under the May 2026 Note with the outstanding principal amount of the May 2026 Note due on the maturity date. Each subsequent commercial promissory note issued in accordance with the May 2026 Term Loan will have the same terms and conditions as the May 2026 Note. The Company intends to use the proceeds for general working capital and continued network deployment activities. See Note 16 — Subsequent Events.

Management expects operating losses and negative cash flows from operations to continue for the foreseeable future as the Company invests in its commercial capabilities; however, management expects such losses and negative cash flows to decrease over time as the Company scales its operations and grows its revenue base. In evaluating the Company’s ability to continue as a going concern for a period of one year from the date these financial statements are issued, management considered the Company’s current liquidity position, including net proceeds from the Offering, the planned $2.0 million inflow from the May 2026 Term Loan, forecasted cash flows reflecting the anticipated improvement in operating results, and the ability, if necessary, to reduce discretionary spending and other operating costs to preserve liquidity. Based on this assessment, management has concluded that the Company’s current liquidity position and expected cash flows are sufficient to fund operations for at least the next twelve months, and that substantial doubt about the Company’s ability to continue as a going concern does not exist as of the date these financial statements are issued.

Note 1. Organization and Nature of Operations

The Company

Elauwit Connection, Inc. (“Elauwit” or the “Company”) is a technology services company that specializes in providing advanced connectivity solutions for buildings by enhancing internet and network infrastructure for property owners and managers. Elauwit provides these solutions by designing and implementing high-speed internet, video, and other technology solutions to ensure seamless connectivity for residents and tenants, with the goal of putting more control in the hands of property owners and allowing them to offer a superior internet experience as a key amenity.

On September 13, 2024 (the “Closing Date”), Elauwit Connection, Inc., a Delaware corporation, incorporated in December 2019, (“Legacy Elauwit”) and DeltaMax, Inc. (“DeltaMax”), a privately-held Delaware corporation, consummated a merger transaction pursuant to which Legacy Elauwit was merged with and into the DeltaMax (the “Merger”), with DeltaMax being the legal successor or surviving corporation in the Merger (the “Closing”). As part of the Merger, DeltaMax changed its name to Elauwit Connection, Inc. On the Closing Date, Legacy Elauwit and DeltaMax consummated the Merger and the transactions contemplated thereby, including the issuance of 2,497,950 Class A shares and 2,502,050 Class B shares of common stock (the “Merger Shares”), which included 750,000 Class A shares to DeltaMax, with the remainder to the owners of Legacy Elauwit as a result of a 4.11795 share exchange. Additionally, a previous liability associated with Phantom Stock of $116 thousand was settled and exchanged for 102,948 Class A shares as a result of this transaction. Prior to the merger, DeltaMax was a non-operating shell company.

The Merger was accounted for as a reverse recapitalization of the Company because Legacy Elauwit has been determined to be the accounting acquirer under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 805 - Business Combinations. Under this method of accounting, DeltaMax is treated as the “acquired” company for financial reporting purposes. This determination was primarily based on holders of Legacy Elauwit capital stock comprising a relative majority of the voting power of the Company upon consummation of the Merger and will comprise the majority of the governing body of the Company, Legacy Elauwit’s senior management comprising the senior management of the Company, and Legacy Elauwit operations comprising the ongoing operations of the Company. Accordingly, for accounting purposes, the consolidated financial statements of the Company represent a continuation of the financial statements of Legacy Elauwit, with the exception of legal capital, with the Merger being treated as the equivalent of Legacy Elauwit issuing shares for the net assets of DeltaMax, accompanied by a recapitalization. As such, periods prior have common stock restated at the 4.11795 share exchange ratio of Legacy Elauwit shares for Merger Shares. The net assets of DeltaMax, which included only cash of $250 thousand, were recognized as of the Closing at historical cost, with no goodwill or other intangible assets recorded because the transaction did not constitute the acquisition of a business. Operations prior to the Merger are presented as those of Legacy Elauwit and the accumulated deficit of Legacy Elauwit has been carried forward after Closing. All issued and outstanding securities of DeltaMax upon Closing were treated as issuances of securities of the Company upon the consummation of the Merger.

After the Merger and looking forward, Legacy Elauwit’s product lines are the primary focus of the Company’s operations. Accordingly, the Company’s current activities primarily relate to Legacy Elauwit’s historical business which comprises the design and implementation of high-speed internet, video, and other technology solutions to ensure seamless connectivity for residents and tenants.

Initial Public Offering

On November 4, 2025, the Company entered into an Underwriting Agreement (the “Underwriting Agreement”) with Craig‑Hallum Capital Group LLC, as representative of the underwriters (the “Representative”), in connection with an underwritten public offering (the “Offering”) of 1,667,000 shares of common stock at a public offering price of $9.00 per share. The underwriters agreed to purchase the shares at a 7.0% discount to the public offering price, and the Company granted the Representative a 45‑day option to purchase up to an additional 250,050 shares of common stock to cover over‑allotments, if any. The Offering closed on November 6, 2025, and on November 24, 2025 the Company closed on the partial exercise of the Representative’s over-allotment option for an additional 68,989 shares of common stock. The remaining portion of the over- allotment option to purchase 181,061 shares of common stock expired unexercised upon the expiration of the 45-day option period. Gross proceeds from the Offering and the partial exercise of the over-allotment option were approximately $15.0 million and $0.6 million, respectively. The Company incurred offering expenses, inclusive of the underwriter discounts, of approximately $2 million, which were recorded as deferred offering costs and reclassified to additional paid‑in capital upon completion of the Offering (see Note 8 – Equity Offerings).

Pursuant to the Underwriting Agreement, the Company agreed to issue to the Representative, as a portion of the underwriting compensation payable to the Representative, warrants to purchase 116,690 shares of common stock (representing 7% of the number of shares of common stock sold in the Offering) (the “Representative’s Warrants”). In connection with the closing of the partial over-allotment option exercise on November 24, 2025, the Company also issued Representative’s Warrants to purchase up to 4,830 shares of common stock to the Representative. The Representative’s Warrants are exercisable at $10.35 per share, are initially exercisable 6 months after the effective date of the registration statement and expire on November 2, 2030 (see Note 8 – Equity Offerings).

SAFE Conversion

On November 6, 2025, upon the closing of the Offering, the SAFE liability automatically converted into 130,719 shares of common stock (see Note 9 – SAFE).

Put Right Conversion

During 2024, the Company entered into a Put-Call Agreement, which was amended in 2025 (the “Put-Call Agreement”), with Baron Hunter Group, LLC (“Baron Hunter”) and Steele Creek Partners LLC (“Steele Creek”), which governs certain rights between the Company and related parties regarding the purchase and sale of common Stock. Baron Hunter, of which Daniel McDonough, Jr., our Executive Chairman is the managing member, and Steele Creek, of which Barry Rubens, our Chief Executive Officer is the managing member, were granted the right to sell to Elauwit (the “Put Option”) up to $1.0 million in shares of common Stock at a discount of 10% below the offering price. On November 13, 2025, both Baron Hunter and Steele Creek exercised their respective Put Options. On November 14, 2025, the Company repurchased 123,456 shares of common Stock from each of Baron Hunter and Steele Creek at a price of $8.10 per share, resulting in total payments of $1.0 million to each of Baron Hunter and Steele Creek (see Note 8 – Equity Offerings).

Related Party Debt Payoff

On November 7, 2025, the Company repaid all outstanding principal and accrued interest related to the Endurance Loan (as defined below), the Endurance Business Loan (as defined below), the Endurance Promissory Note (as defined below), and the Second Endurance Promissory Note (as defined below), thereby satisfying these obligations in full. See Note 6 for additional information regarding these related party financing arrangements (See Note 6 – Related Party Debt).

Related Party Payables Payoff

On November 7, 2025, the Company repaid the outstanding principal and interest on the Management Agreement (as defined below) and the Deferred Compensation Agreement (as defined below), thereby satisfying these obligations in their entirety. See Note 7 for additional information regarding these related party payables (See Note 7 – Related Party Payables).

Going Concern

As of December 31, 2025, the Company had cash of approximately $6.2 million and net working capital of approximately $4.1 million. The Company has incurred recurring net losses from operations and negative cash flows from operating activities since inception, with an accumulated deficit of approximately $14.6 million as of December 31, 2025. During the year ended December 31, 2025, the Company used approximately $5.7 million in cash for operating activities.

These historical conditions previously raised substantial doubt about the Company’s ability to continue as a going concern. On November 6, 2025, the Company completed its initial public offering, raising gross proceeds of approximately $15.0 million, remediating this substantial doubt about the Company’s ability to continue as a going concern.

Management expects operating losses and negative cash flows to decrease over time as the Company scales its operations and grows its revenue base. In evaluating the Company’s ability to continue as a going concern for a period of one year from the date these financial statements are issued, management considered the Company’s current liquidity position, including net proceeds from the offering, forecasted cash flows reflecting the anticipated improvement in operating results, and the ability, if necessary, to reduce discretionary spending and other operating costs to preserve liquidity. Based on this assessment, management has concluded that the Company’s current liquidity position and expected cash flows are sufficient to fund operations for at least the next twelve months, and that substantial doubt about the Company’s ability to continue as a going concern does not exist as of the date these financial statements are issued.